Segment Information - Long-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net	$ 23,260	$ 24,536
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net	18,989	21,141
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net	3,453	3,051
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net	$ 818	$ 344